Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands		Total		Subtotal		Share capital (Note 22)		Share premium (Note 22)		Cumulative translation adjustment		Equity-settled compensation		Cash flow hedge		Other reserves	Treasury shares		Revaluation surplus	Reserve from the sale of non-controlling interests in subsidiaries		Retained earnings		Non- controlling interest
Equity, beginning balance at Dec. 31, 2015		$ 564,150		$ 552,554		$ 183,573		$ 937,674		$ (568,316)		$ 16,631		$ (137,911)			$ (1,936)			$ 41,574		$ 81,265		$ 11,596
(Loss) / Profit for the year		14,276	[1],[2],[3]	11,568																		11,568		2,708
Exchange differences on translating foreign operations		32,859	[2]	35,196						35,196														(2,337)
Cash flow hedge, net of tax	[4]	100,615	[2]	100,612										100,612										3
Other comprehensive income / (loss) for the year		133,474	[2]	135,808						35,196				100,612										(2,334)
Total comprehensive income for the year		147,750	[2]	147,376						35,196				100,612								11,568		374
Employee share options, exercised		380		380				438				(140)					82
Employee share options, forfeited												(164)										164
Value of employee services		4,796		4,796								4,796
Restricted shares, vested								3,225				(3,905)					680
Purchase of own shares (Note 22)		(4,772)		(4,772)				(4,087)									(685)
Equity, ending balance at Dec. 31, 2016	[5]	712,304	[6]	700,334		183,573		937,250		(533,120)		17,218		(37,299)			(1,859)			41,574		92,997		11,970
(Loss) / Profit for the year		14,975	[1],[2],[3]	13,198																		13,198		1,777
Exchange differences on translating foreign operations		(21,233)	[2]	(19,484)						(19,484)														(1,749)
Cash flow hedge, net of tax	[7]	12,608	[2]	12,608										12,608
Other comprehensive income / (loss) for the year		(8,625)	[2]	(6,876)						(19,484)				12,608										(1,749)
Total comprehensive income for the year		6,350	[2]	6,322						(19,484)				12,608								13,198		28
Employee share options, exercised		39		39				50				(21)					10
Employee share options, forfeited												(14)										14
Value of employee services		5,552		5,552								5,552
Restricted shares, vested								4,149				(4,883)					734
Purchase of own shares (Note 22)		(38,367)		(38,367)				(32,515)									(5,852)
Dividends		(2,859)																						(2,859)
Equity, ending balance at Dec. 31, 2017		683,019	[6],[8]	673,880	[8]	183,573	[8]	908,934	[8]	(552,604)	[8]	17,852	[8]	(24,691)	[8]	$ 0	(6,967)	[8]	$ 0	41,574	[8]	106,209	[8]	9,139	[8]
Adjustment of opening net book amount for the application of IAS 29		208,178		187,941																		187,941		20,237
Total equity at the beginning of the financial year		891,197		861,821		183,573		908,934		(552,604)		17,852		(24,691)		0	(6,967)		0	41,574		294,150		29,376
(Loss) / Profit for the year		(23,233)		(24,622)																		(24,622)		1,389
Exchange differences on translating foreign operations		(121,296)		(113,433)						(113,433)														(7,863)
Cash flow hedge, net of tax	[9]	(32,195)		(32,193)										(32,193)										(2)
Revaluation surplus	[10]	405,906		383,889															383,889					22,017
Other comprehensive income / (loss) for the year		252,415		238,263						(113,433)				(32,193)					383,889					14,152
Total comprehensive income for the year		229,182		213,641						(113,433)				(32,193)					383,889			(24,622)		15,541
Reserves for the benefit of government grants (1)																32,380						(32,380)
Employee share options, forfeited												(40)										40
Value of employee services		3,899		3,899								3,899
Restricted shares, vested		0						4,775				(5,520)					745
Purchase of own shares (Note 22)		(15,725)		(15,725)				(13,206)									(2,519)
Dividends		(408)																						(408)
Equity, ending balance at Dec. 31, 2018		$ 1,108,145		$ 1,063,636		$ 183,573		$ 900,503		$ (666,037)		$ 16,191		$ (56,884)		$ 32,380	$ (8,741)		$ 383,889	$ 41,574		$ 237,188		$ 44,509

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.
[2]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.
[3]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.
[4]	Net of 49,106 of income tax.
[5]	2016 information has been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.
[6]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as in Note 33.
[7]	Net of (52,282) of income tax.
[8]	2017 information has been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.
[9]	Net of 11,322 of Income tax.
[10]	Net of 139,223 of Income tax.